ONEOK PARTNERS Schedule of purchase price allocation (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	$ 103,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	212,889
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	92,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest	304,889
Gathering pipelines and related equipment [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	59,174
Processing and fractionation and related equipment [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	50,595
General plant and other [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	120
Natural Gas Gathering And Processing [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	40,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	131,844
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	20,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest	151,844
Natural Gas Gathering And Processing [Member] | Gathering pipelines and related equipment [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	41,129
Natural Gas Gathering And Processing [Member] | Processing and fractionation and related equipment [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	50,595
Natural Gas Gathering And Processing [Member] | General plant and other [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	120
Natural Gas Liquids [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	63,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	81,045
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	72,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest	153,045
Natural Gas Liquids [Member] | Gathering pipelines and related equipment [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	18,045
Natural Gas Liquids [Member] | Processing and fractionation and related equipment [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	0
Natural Gas Liquids [Member] | General plant and other [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	$ 0